Intangible assets - Goodwill - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill
Goodwill at beginning of period	€ 12,471	€ 24,246	€ 25,466
Additions	81	429	41
Impairment losses	(6)	(10,100)	(1,491)
Disposals or changes in scope of consolidation	0	0	0
Exchange differences and other items	167	(2,104)	230
Goodwill at end of period	12,713	12,471	24,246
SAM Investment Holdings Limited
Changes in goodwill
Additions	0	271	0
Santander España
Changes in goodwill
Additions	0	0	4
Santander UK
Changes in goodwill
Impairment losses	0	(6,101)	(1,491)
Santander Bank Polska
Changes in goodwill
Impairment losses	0	(1,192)	0
Santander Bank, National Association
Changes in goodwill
Impairment losses	0	(1,177)	0
Santander Consumer USA
Changes in goodwill
Impairment losses	0	(1,153)	0
Santander Consumer Nordics
Changes in goodwill
Impairment losses	€ 0	€ (277)	€ 0